Note 19 - Fair Value Of Financial Instruments (Detail) - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
FINANCIAL ASSETS
Cash and cash equivalents	$ 49,911,807	$ 57,286,974	$ 48,603,636	$ 27,379,889
Cash and cash equivalents	49,912,000	57,287,000
Securities, including Federal
Home Loan Bank stock	182,502,000	156,850,000
Home Loan Bank stock	182,502,000	156,850,000
Loans held for sale	2,957,060	2,753,505
Loans held for sale	2,957,000	2,754,000
Net loans	297,527,693	329,403,341
Mortgage servicing rights	931,000	727,000
Mortgage servicing rights	930,760	727,240
	572,447,628	587,044,664
Deposits
Deposits carrying amount	471,199,114	480,485,565
Other borrowings	22,557,220	32,780,963
Other borrowings	24,947,000	35,484,000
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Junior subordinated deferrable interest debentures	10,367,000	9,220,000
	508,277,423	527,296,950
Including Loans Held for Sale [Member]
Securities, including Federal
Net loans	297,528,000	329,403,000
Net loans	297,879,000	330,286,000
Maturity Deposits [Member]
Deposits
Deposits carrying amount	185,650,000	242,741,000
Deposits estimated value	187,436,000	245,269,000
Non-Maturity Deposits [Member]
Deposits
Deposits carrying amount	285,549,000	237,745,000
Deposits estimated value	285,549,000	237,745,000
Financial Liabilities [Member]
Deposits
	504,056,000	523,567,000
	508,299,000	527,718,000
Financial Assets [Member]
Securities, including Federal
	533,830,000	547,021,000
	$ 534,181,000	$ 547,904,000